Filed under Rule 497(e) Registration No. 811-3738

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

Effective December 31, 2013, in the section titled “FUND SUMMARY” for the Mid Cap Index Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “FUND SUMMARY” for the Nasdaq-100 Index Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “FUND SUMMARY” for the Small Cap Index Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled “FUND SUMMARY” for the Stock Index Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled “MANAGEMENT,” the fourth paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and

Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated: December 30, 2013